SUPPLEMENT TO THE
FIDELITY GOVERNMENT BOND FUNDS:
FIDELITY GINNIE MAE FUND,
FIDELITY GOVERNMENT INCOME FUND AND
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND
SEPTEMBER 21, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN GINNIE MAE'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN INTERMEDIATE GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN GINNIE MAE'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

For purposes of normally investing at least 65% of the fund's total assets in Ginnie Maes, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION
BEGINNING ON PAGE 3.

For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
INTERMEDIATE GOVERNMENT INCOME'S "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

For purposes of normally investing at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 18.

   *EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Income Fund, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION ON PAGE 18.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Income Fund (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 19.

STANLEY N. GRIFFITH (51), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 19.

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining Fidelity, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 20.

COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Fidelity Ginnie Mae FundB    Fidelity Government Income   Fidelity Intermediate
                                                          FundB                        Government Income FundB

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 312                        $ 268                        $ 414

Phyllis Burke Davis          $ 312                        $ 268                        $ 414

Robert M. Gates              $ 316                        $ 271                        $ 323

E. Bradley Jones             $ 314                        $ 270                        $ 417

Donald J. Kirk               $ 316                        $ 270                        $ 417

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 314                        $ 271                        $ 323

Gerald C. McDonough          $ 389                        $ 334                        $ 517

Marvin L. Mann               $ 310                        $ 266                        $ 411

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 314                        $ 270                        $ 417



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A


Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 214,500

Phyllis Burke Davis          $ 210,000

Robert M. Gates              $ 176,000

E. Bradley Jones             $ 211,500

Donald J. Kirk               $ 211,500

Peter S. Lynch**             $ 0

William O. McCoy             $ 214,500

Gerald C. McDonough          $ 264,500

Marvin L. Mann               $ 214,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 214,500


   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash.